UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.        Name and  address  of issuer:  MFS Institutional Trust
                                         c/o MFS Legal Department
                                         Attn:  Bonnie J. Neal
                                         500 Boylston Street
                                         Boston, MA 02116

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2.        The name of each series or class of securities  for which this Form is filed (if the Form is being  filed for all series  and  classes of the
          issuer, check the box but do not list series or classes):    X

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3.        Investment Company Act File Number:  811-6174

          Securities Act File Number:           33-37615

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4(a).     Last day of fiscal year for which this notice is filed:

          June 30, 2007

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4(b).     Check  box if this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).     Check box if this is the last  time the  issuer  will be  filing  this
          Form.

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5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold                 $1,043,554,869
          during the fiscal year pursuant to                      ______________
          section 24(f):

   (ii)   Aggregate price of securities redeemed      $545,340,135
          or repurchased during the fiscal year:      ____________

  (iii)   Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the     $
          Commission:                                 ____________

   (iv)   Total available redemption credits [add                 $545,340,135
          Items 5(ii) and 5(iii)]:                               ______________

    (v)   Net sales -- if  Item 5(i) is greater than              $498,214,734
          Item 5(iv) [subtract  Item 5(iv)from                   ______________
          Item 5(i)]:

   (vi)   Redemption credits available for use in      $(       )
          future years -- if Item 5(i) is less than    ___________
          Item 5(iv) [subtract Item 5(iv) from Item
          Item 5(i)]:

  (vii)   Multiplier for determining registration                 x  0.0000307
          fee (See Instruction C.9):                              _____________

 (viii)   Registration fee due [multiply Item 5(v) by Item       =$ 15,295.19
          5 (vii)] (enter "0" if no fee is due):                  _____________
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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______________

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

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$_____________

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8.        Total of the amount of the registration fee due        =$ 15,295.19
          plus any interest due [line 5(viii) plus line 7]:       ______________

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9.        Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:  9/21/07

          Method of Delivery -  Wire Transfer #20070921A1Q002CC000553

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*/s/ SUSAN S. NEWTON, ASSISTANT SECRETARY AND
                                ASSISTANT CLERK
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                              Susan S. Newton, Assistant Secretary and
                                Assistant Clerk
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Date: September 24, 2007
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*Please print the name and title of the signing officer below the signature.
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                                        September 24, 2007


United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: Rule 24f-2 Notice for MFS Institutional Trust (File Nos.: 811-6174; 33-37615)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 are the following:

     1. The Trust's Rule 24f-2 Notice with respect to its fiscal year end of June 30, 2007.

     2. The registration fee of $15,295.19 which has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburg, Pennsylvania (wire reference #20070921A1Q002CC000553).

     Please contact me collect at 617-954-6634 should you have any questions concerning this Notice.

                                        Very truly yours,



                                        LISA FOLEY
                                        Lisa Foley
                                        Legal Operations Administrator

Enclosures